Summary of Significant Accounting Policies - Accounts Receivable, Unbilled Services, and Deferred Revenue and Allowance for Doubtful Accounts (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Sep. 30, 2021	Dec. 31, 2019
Accounting Policy [Line Items]
Allowances for doubtful accounts	$ 0	$ 142,830	$ 0
Minimum
Accounting Policy [Line Items]
Payment terms	30 days
Maximum
Accounting Policy [Line Items]
Payment terms	90 days